Corporate aircraft capital lease (Tables)	12 Months Ended
Dec. 31, 2015
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Schedule of Long-Term Debt
December 31, 2015
US$
Capital lease obligations, net of current maturities	18,111,007
Current maturities of capital lease obligations	3,065,612
Total capital lease obligations	21,176,619